SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Major Customer Concentration) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Concentration percentage	50.00%	32.00%	94.00%
Customer [Member] | Sales [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	4.00%	6.00%	17.00%
Customer [Member] | Sales [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%	5.00%	30.00%
Customer [Member] | Sales [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%	13.00%	30.00%
Customer [Member] | Sales [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	0.00%	3.00%
Customer [Member] | Sales [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	0.00%	9.00%
Customer [Member] | Sales [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration percentage	4.00%	8.00%	5.00%
Customer [Member] | Sales [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration percentage	21.00%	0.00%	0.00%